FAIR VALUE MEASUREMENTS - Subsequent measurement (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 25, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	$ 13,272,784
Initial measurement on September 25, 2020			$ 13,679,333
Change in valuation inputs or other assumptions	4,507,737		(406,549)
Fair value as of Ending period	17,780,521	$ 13,272,784	13,272,784
Warrant Liability	17,780,521	13,272,784	13,272,784
Transfers out of Level 3		39,445,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	4,801,747
Initial measurement on September 25, 2020			5,009,333
Change in valuation inputs or other assumptions	1,630,782		(207,586)
Fair value as of Ending period	6,432,529	4,801,747	4,801,747
Warrant Liability		4,800,000	4,800,000	$ 5,000,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	8,471,037
Initial measurement on September 25, 2020			8,670,000
Change in valuation inputs or other assumptions	2,876,955		(198,963)
Fair value as of Ending period	$ 11,347,992	8,471,037	8,471,037
Warrant Liability		$ 8,500,000	$ 8,500,000	$ 8,700,000